NightShares 500 1x/1.5x ETF
Schedule of Investments
August 31, 2023 (Unaudited)
1
As of August 31, 2023, the Fund currently holds its entire cash position in a cash equivalent deposit. As a result, a Schedule of Investments is not included with this Form N-PORT filing.